Condensed Consolidated Interim Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues	$ 113	$ 185
Cost of revenues	(55)	(90)
Gross profit	58	95
Research and development expenses, net	7,460	4,769
General and administrative expenses	3,162	1,673
Operating loss	10,564	6,347
Financial income	(146)	(84)
Financial expenses	10	20
Financial income, net	(136)	(64)
Net loss and comprehensive loss	$ 10,428	$ 6,283
Loss per share (see note 3)
Basic and diluted	$ 0.13	$ 0.12
Weighted average ordinary shares outstanding
Basic and diluted	77,386,967	52,113,675